Document and Entity Information Document	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity File Number	1-3754
Entity Registrant Name	Ally Financial Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-0572512
Entity Address, Address Description	Ally Detroit Center
Entity Address, Address Line One	500 Woodward Avenue
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	866
Local Phone Number	710-4623
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ALLY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000040729
Current Fiscal Year End Date	--12-31
Amendment Flag	false